Cash and Cash Equivalents - Summary of Cash at Bank (Details)	Jun. 30, 2022 AUD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 AUD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 AUD ($)	Jun. 30, 2019 AUD ($)
Cash And Cash Equivalents [Abstract]
Cash at bank	$ 207,083,935	$ 128,936,395	$ 136,663,976	$ 69,950,408
Cash and cash equivalents	$ 207,083,935		$ 136,663,976		$ 38,807,662	$ 6,054,664